Document and Entity Information	0 Months Ended
Jun. 10, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jun. 10, 2013
Registrant Name	Neuberger Berman Alternative Funds
Central Index Key	0001317474
Amendment Flag	false
Document Creation Date	Jun. 10, 2013
Document Effective Date	Jun. 10, 2013
Prospectus Date	Feb. 28, 2013